Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Enterprise Technology Services Portfolio
May 31, 2025
BSO-NPRT1-0725
1.802158.121
Common Stocks - 99.6%
	Shares	Value ($)
INDIA - 0.5%
Industrials - 0.5%
Professional Services - 0.5%
WNS Holdings Ltd ADR (a)	144,300	8,367,957
IRELAND - 4.9%
Information Technology - 4.9%
IT Services - 4.9%
Accenture PLC Class A	261,380	82,810,412
ISRAEL - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (a)	5,402	804,627
UNITED STATES - 94.2%
Financials - 56.0%
Financial Services - 56.0%
Block Inc Class A (a)	223,100	13,776,425
Corpay Inc (a)	30,300	9,850,833
Fidelity National Information Services Inc (b)	183,300	14,592,513
Fiserv Inc (a)	236,417	38,486,323
Mastercard Inc Class A	602,700	352,941,120
Paymentus Holdings Inc Class A (a)(b)	433,900	16,570,641
PayPal Holdings Inc (a)	445,440	31,305,523
Toast Inc Class A (a)	1,041,700	43,938,906
Visa Inc Class A	1,142,748	417,320,143
Western Union Co/The	4,800	44,544
		938,826,971
Industrials - 16.5%
Professional Services - 16.5%
Automatic Data Processing Inc	214,175	69,720,388
ExlService Holdings Inc (a)(b)	1,250,993	57,533,168
Genpact Ltd	907,541	39,069,640
Paycom Software Inc (b)	235,500	61,015,695
Paylocity Holding Corp (a)	93,800	17,906,420
SS&C Technologies Holdings Inc (b)	397,800	32,146,218
		277,391,529
Information Technology - 21.7%
IT Services - 19.2%
Cloudflare Inc Class A (a)(b)	110,500	18,330,845
Gartner Inc (a)	22,700	9,906,734
GoDaddy Inc Class A (a)	221,800	40,400,870
IBM Corporation	320,400	83,002,824
Kyndryl Holdings Inc (a)	1,649,300	64,388,672
Okta Inc Class A (a)(b)	460,500	47,509,785
Snowflake Inc Class A (a)	163,900	33,709,313
Twilio Inc Class A (a)	203,800	23,987,260
		321,236,303
Software - 2.5%
Datadog Inc Class A (a)	213,600	25,179,168
Monday.com Ltd (a)	58,700	17,462,663
		42,641,831
TOTAL INFORMATION TECHNOLOGY		363,878,134

TOTAL UNITED STATES		1,580,096,634
TOTAL COMMON STOCKS (Cost $776,313,263)		1,672,079,630

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	10,103,094	10,105,115
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	69,984,207	69,991,206
TOTAL MONEY MARKET FUNDS (Cost $80,096,321)			80,096,321

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $856,409,584)	1,752,175,951
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(73,366,563)
NET ASSETS - 100.0%	1,678,809,388

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	117,756	83,351,017	73,363,658	27,200	-	-	10,105,115	10,103,094	0.0%
Fidelity Securities Lending Cash Central Fund	2,090,255	442,327,458	374,426,507	1,797	-	-	69,991,206	69,984,207	0.2%
Total	2,208,011	525,678,475	447,790,165	28,997	-	-	80,096,321

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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